Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
(Loss)/ profit before income tax expense	¥ 9,702,255	$ 1,522,496	¥ (7,179,742)	¥ (6,967,603)
Non-PRC
Income Taxes
(Loss)/ profit before income tax expense	(5,633,012)	(883,942)	(3,763,962)	(2,741,219)
PRC
Income Taxes
(Loss)/ profit before income tax expense	¥ 15,335,267	$ 2,406,438	¥ (3,415,780)	¥ (4,226,384)